Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
2025		$ 73,416
2026	203,253	34,466
2027	203,253	34,466
2028 and beyond	345,015	68,933
Total minimum lease payment	751,521	211,281
Less: imputed interest	(67,372)	(49,373)
Total lease liabilities	684,149	161,908
Less: current portion	(173,494)	(55,673)
Non-current portion	$ 510,655	$ 106,235